Financial Risk Management_The Credit Quality Of Due From Financial Institutions(Details) - Due from financial institutions at amortised cost ₩ in Millions	Dec. 31, 2018 KRW (₩) [1]
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	₩ 17,218,307
Grade 1
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	16,374,868
Grade 2
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	213,903
Grade 3
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	608,314
Grade 4
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	19,531
Grade 5
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	1,691
12-month expected credit losses
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	17,218,307
12-month expected credit losses | Grade 1
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	16,374,868
12-month expected credit losses | Grade 2
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	213,903
12-month expected credit losses | Grade 3
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	608,314
12-month expected credit losses | Grade 4
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	19,531
12-month expected credit losses | Grade 5
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	1,691
Financial instruments not credit-impaired
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	0
Financial instruments not credit-impaired | Grade 1
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	0
Financial instruments not credit-impaired | Grade 2
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	0
Financial instruments not credit-impaired | Grade 3
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	0
Financial instruments not credit-impaired | Grade 4
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	0
Financial instruments not credit-impaired | Grade 5
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	0
Financial instruments credit-impaired
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	0
Financial instruments credit-impaired | Grade 1
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	0
Financial instruments credit-impaired | Grade 2
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	0
Financial instruments credit-impaired | Grade 3
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	0
Financial instruments credit-impaired | Grade 4
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	0
Financial instruments credit-impaired | Grade 5
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	0
Financial instruments not applying expected credit losses
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	0
Financial instruments not applying expected credit losses | Grade 1
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	0
Financial instruments not applying expected credit losses | Grade 2
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	0
Financial instruments not applying expected credit losses | Grade 3
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	0
Financial instruments not applying expected credit losses | Grade 4
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	0
Financial instruments not applying expected credit losses | Grade 5
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	₩ 0

[1]	Before netting of allowance